Leases	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
LEASES
19.	LEASES

The following table summarizes changes in the Company’s lease obligation related to the Company’s office lease.

Lease Obligations
Balance, April 1, 2024	$1,315
Addition	283
Interest accrual	125
Interest received or paid	(125)
Lease repayment	(271)
Foreign exchange impact	4
Balance, March 31, 2025	$1,331
Addition	—
Change due to lease modifications	59
Interest accrual	99
Interest paid	(99)
Lease repayment	(258)
Foreign exchange impact	36
Balance, March 31, 2026	$1,168
Less: current portion	286
Non-current portion	$882

The following table presents a reconciliation of the Company’s undiscounted cash flows to their present value for its lease obligation as at March 31, 2026:

Lease Obligations
Within 1 year	$330
Between 2 to 5 years	$1,026
Over 5 years	—
Total undiscounted amount	1,356
Less future interest	(188)
Total discounted amount	$1,168
Less: current portion	286
Non-current portion	$882

The lease obligations were discounted at discount rates ranging from 7.0% to 15.6% as at March 31, 2026 (March 31, 2025 - 7.0% to 15.6%).